SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 10 – SEGMENT REPORTING

The Company reports segment information in the same way management internally organizes the business in assessing performance and making decisions regarding allocation of resources in accordance with ASC 280, “Segment Reporting”. The Company has a single reportable operating segment which operates as a single business platform. In reaching this conclusion, management considered the definition of the Chief Operating Decision Maker (“CODM”), how the business is defined by the CODM, the nature of the information provided to the CODM, how the CODM uses such information to make operating decisions, and how resources and performance are assessed. The Company has a single, common management team and our cash flows are reported and reviewed with no distinct cash flows.

In addition to the significant expense categories included within net loss presented on the Company’s consolidated statements of operations, see below for disaggregated amounts that comprise general and administrative expenses.

	Three months ended March 31, 2025	Three months ended March 31, 2024
Professional and consulting fees	1,222,673	523,624
Legal fees	212,935	84,653
Payroll and related taxes	3,556,648	470,853
Insurance	145,038	26,994
Marketing and events	315,326	11,356
Other	296,028	117,886
Total	5,748,648	1,235,366

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 15 – SEGMENT REPORTING

The Company reports segment information in the same way management internally organizes the business in assessing performance and making decisions regarding allocation of resources in accordance with ASC 280, “Segment Reporting”. The Company has a single reportable operating segment which operates as a single business platform. In reaching this conclusion, management considered the definition of the Chief Operating Decision Maker (“CODM”), how the business is defined by the CODM, the nature of the information provided to the CODM, how the CODM uses such information to make operating decisions, and how resources and performance are assessed. The Company has a single, common management team and our cash flows are reported and reviewed with no distinct cash flows. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets. All of the Company’s long-lived assets are located in the United Sates.

In addition to the significant expense categories included within net loss presented on the Company’s consolidated statements of operations, see below for disaggregated amounts that comprise general and administrative expenses.

	Year ended	Period from March 16, 2023 (inception) through
	December 31, 2024	December 31, 2023
Professional and consulting fees	$4,455,225	$1,586,680
Legal and book-keeping services	1,134,778	347,835
Personnel and related taxes	10,951,854	443,672
Insurance	355,932	12,473
Marketing and advertisement	91,319	119,363
Other	983,720	165,675
Total general and administrative expenses	$17,972,828	$2,675,698

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS